TYPE>			13F-HR
<PERIOD>		12/31/05
<FILER>
CIK			0001034646
CCC			nyjrdm@8
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE			212-317-0200
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED DECEMBER 31, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)[ ] is a restatement.
			        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	126 East 56 Street
		Suite 1510
		New York, NY 10022

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists,and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  Chief Compliance Officer
Phone:  212-317-0200
Signature, Place, and Date of Signing:
Nancy J. O. Luburich, New York, NY  February 2, 2006


Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:


Form 13 F Information Table Value Total: $170,497,545




	Form 13 F Information Table


Name of Issuer		     Title of			Value	Shares/	Sh/	Put/	Invstmt	 Other	Voting Authority
			     Class	CUSIP	     (x$1000)	PRN AMT	PRN	Call	Descretn Mgrs	Sole   Shard  None

3M Company			COM	88579Y101	2565	 33095	SH		SOLE		33095	0	0
AFLAC Incorporated		COM	001055102	1535	 33075	SH		SOLE		33075	0	0
Alliance Capital Mgmt Ho	COM	01855A101	1583	 28025	SH		SOLE		28025	0	0
Amerada Hess Corp 7% Conv	PFD CV	023551401	 286	  2650	SH		SOLE		 2650	0	0
American Express Corp		COM	025816109	2489	 48360	SH		SOLE		48360	0	0
American Int'l Group		COM	026874107	2509	 36780	SH		SOLE		36780	0	0
American Science & Engin	COM	029429107	 437	  7000	SH		SOLE		 7000	0	0
Amgen Inc.			COM	031162100	3334	 42280	SH		SOLE		42280	0	0
Armor Holdings, Inc.		COM	042260109	 664	 15575	SH		SOLE		15575	0	0
Arthur J. Gallagher & Co	COM	363576109	 605	 19600	SH		SOLE		19600	0	0
AT&T Inc.			COM	00206R102	2107	 86025	SH		SOLE		86025	0	0
B&G Foods, Inc.			COM	05508R205	 482	 33200	SH		SOLE		33200	0	0
BankAmerica Corp.		COM	060505104	1098	 23792	SH		SOLE		23792	0	0
Barclays PLC ADR		ADR	06738E204	 652	 15500	SH		SOLE		15500	0	0
Barr Laboratories, Inc.		COM	068306109	3406	 54672	SH		SOLE		54672	0	0
Bassett Furniture Indust 	COM	070203104	 285	 15406	SH		SOLE		15406	0	0
Baxter Intl Inc. 7%	   CORP UNTS	071813406	 612	 11380	SH		SOLE		11380	0	0
Boston Scientific		COM	101137107	4334	176964	SH		SOLE	       176964	0	0
BP P.L.C.		    SPON ADR	055622104	1395	 21719	SH		SOLE		21719	0	0
Bristol-Myers Squibb Co.	COM	110122108	 756	 32900	SH		SOLE		32900	0	0
C.R. Bard, Inc.			COM	067383109	1884	 28575	SH		SOLE		28575	0	0
Cadbury Schweppes PLC		ADR	127209302	2690	 70250	SH		SOLE		70250	0	0
Capital One Financial Corp	COM	14040H105	2873	 33250	SH		SOLE		33250	0	0
Cedar Fair, L.P.		COM	150185106	 442	 15500	SH		SOLE		15500	0	0
Celanese Corp. Conv.          PFD CV	150870202	 279	 10050	SH		SOLE		10050	0	0
Cheesecake Factory Inc		COM	163072101	2528	 67625	SH		SOLE		67625	0	0
Chesapeake Energy Corp		COM	165167107	1130	 35600	SH		SOLE		35600	0	0
ChevronTexaco Corp		COM	166764100	2498	 44000	SH		SOLE		44000	0	0
Chubb Corporation		COM	171232101	3227	 33050	SH		SOLE		33050	0	0
Cisco Systems Inc.		COM	17275R102	1954	114150	SH		SOLE	       114150	0	0
CitiGroup			COM	172967101	3301	 68020	SH		SOLE		68020	0	0
Citizens Communications Co	COM	17453B101	 269	 22000	SH		SOLE		22000	0	0
Clear Channel Comm	 	COM	184502102	 709	 22550	SH		SOLE		22550	0	0
Cogent, Inc.			COM	19239Y108	 572	 25225	SH		SOLE		25225	0	0
Consolidated Communications Ho	COM	209034107	 271	 20900	SH		SOLE		20900	0	0
Constellation Brands, Inc Dep 	COM	21036P306	 640	 16400	SH		SOLE		16400	0	0
Costco Wholesale Corporation	COM	22160K105	2673	 54035	SH		SOLE		54035	0	0
Curis, Inc.			COM	231269101	 356	100000	SH		SOLE	       100000	0	0
CVS Corp.			COM	126650100	2779	105175	SH		SOLE	       105175	0	0
Devon Energy Corporation	COM	25179M103	1335	 21350	SH		SOLE		21350	0	0
Diageo PLC ADR		      SPON ADR	25243Q205	 752	 12900	SH		SOLE		12900	0	0
Diamond Offshore Drill Inc	COM	25271C102	1349	 19400	SH		SOLE		19400	0	0
Disney (Walt) Co.		COM	254687106	2153	 89825	SH		SOLE		89825	0	0
Dominion Resources Inc.		COM	25746U109	1162	 15050	SH		SOLE		15050	0	0
Dow Chemical Company		COM	260543103	 600	 13700	SH		SOLE		13700	0	0
Eli Lilly & Co.			COM	532457108	 222	  3915	SH		SOLE		 3915	0	0
Elizabeth Arden, Inc.		COM	28660G106	1974	 98400	SH		SOLE		98400	0	0
EMC Corp			COM	268648102	2439	179100	SH		SOLE	       179100	0	0
Energy Transfer Partners L.P.	COM	29273R109	 548	 16000	SH		SOLE		16000	0	0
ENI S.p.A.		      SPON ADR	26874R108	 356	  2550	SH		SOLE		 2550	0	0
Enterprise Products Partners	COM	293792107	 595	 24800	SH		SOLE		24800	0	0
Exxon Mobil Corporation		COM	30231G102	2691	 47914	SH		SOLE		47914	0	0
First Energy Corp.		COM	337932107	 529	 10800	SH		SOLE		10800	0	0
Fluor Corporation		COM	343412102	1628	 21075	SH		SOLE		21075	0	0
Fording Canadian Coal Trust    TR UNIT	345425102	 532	 15400	SH		SOLE		15400	0	0
FPL Group, Inc.			COM	302571104	 670	 16124	SH		SOLE		16124	0	0
Frontline, Ltd.			COM	G3682E127	 298	  7850	SH		SOLE		 7850	0	0
General Electric Co.		COM	369604103	3187	 90925	SH		SOLE		90925	0	0
GlaxoSmithKline PLC	      SPON ADR	37733W105	3283	 65030	SH		SOLE		65030	0	0
GMH Communities Trust		COM	36188G102	 543	 35000	SH		SOLE		35000	0	0
Hartford Finl Services 7%	PFD CV	416515500	 739	  9575	SH		SOLE		 9575	0	0
Intel Corp.			COM	458140100	2466	 98810	SH		SOLE		98810	0	0
Intl Business Machine		COM	459200101	1933	 23510	SH		SOLE		23510	0	0
iShares Dow Jones Select     DJ SL INX	464287168	 208	  3400	SH		SOLE		 3400	0	0
iShares MSCI EAFE Indx Fd  MSCIEAFE IDX	464287465	4486	 75477	SH		SOLE		75477	0	0
iShares MSCI Emrg Mkts	 MSCI EMRG MKT	464287234	 818	  9270	SH		SOLE		 9270	0	0
iShares MSCI Japan Index    MSCI Japan	464286848	2414	178515	SH		SOLE	       178515	0	0
iShares S&P Global Healthc  NSDQ INDX	464287325	2687	 51475	SH		SOLE		51475	0	0
iSHR Nasdaq Biotec Indx	    NSDQ INDX	464287556	 307	  3975	SH		SOLE		 3975	0	0
Kinder Morgan Management	COM	49455U100	1333	 29320	SH		SOLE		29320	0	0
K-Sea Transport Partners,	COM	48268Y101	 465	 13300	SH		SOLE		13300	0	0
Lance Inc.			COM	514606102	 764	 41000	SH		SOLE		41000	0	0
Lehman Bros. Hldgs Inc.		COM	524908100	2858	 22300	SH		SOLE		22300	0	0
Limited Brands, Inc.		COM	532716107	 663	 29650	SH		SOLE		29650	0	0
Lowes Companies Inc.		COM	548661107	2671	 40075	SH		SOLE		40075	0	0
Magellan Midstream Partners	COM	559080106	 593	 18400	SH		SOLE		18400	0	0
McDonald's Corp.		COM	580135101	1948	 57775	SH		SOLE		57775	0	0
MeadWestvaco Corp		COM	583334107	 392	 14000	SH		SOLE		14000	0	0
Medtronic Inc.			COM	585055106	2818	 48945	SH		SOLE		48945	0	0
Merck & Co.			COM	589331107	 353	 11100	SH		SOLE		11100	0	0
Merrill Lynch & Co. Inc.	COM	590188108	1487	 21950	SH		SOLE		21950	0	0
Microsoft Corp.			COM	594918104	2436	 93165	SH		SOLE		93165	0	0
Nice Systems, Ltd.	     SPON ADR	653656108	 685	 14225	SH		SOLE		14225	0	0
Oil Service Holders Trust    DEPO RCPT	678002106	3156	 24500	SH		SOLE		24500	0	0
Omnicare, Inc.			COM	681904108	2601	 45450	SH		SOLE		45450	0	0
OSI Systems, Inc.		COM	671044105	 374	 20350	SH		SOLE		20350	0	0
Pacific Energy Part L.P.	COM 	69422R105	 441	 15000	SH		SOLE		15000	0	0
Packaging Corp of Ameri		COM	695156109	2503	109050	SH		SOLE	       109050	0	0
Pepsico, Inc.			COM	713448108	2726	 46135	SH		SOLE		46135	0	0
Petrofund Energy Trust	      TR UNIT	71648W108	 596	 33800	SH		SOLE		33800	0	0
PPG Industries, Inc.		COM	693506107	 602	 10400	SH		SOLE		10400	0	0
Priceline.com			COM	741503403	 264	 11807	SH		SOLE		11807	0	0
Progressive Corp Ohio	 	COM	743315103	1786	 15290	SH		SOLE		15290	0	0
R.R. Donnelley & Sons Co	COM	257867101	 741	 21650	SH		SOLE		21650	0	0
Rayonier Inc.			COM	754907103	 413	 10367	SH		SOLE		10367	0	0
Royal Bank of Scotland Grp   SPON ADR	780097788	 242	 10500	SH		SOLE		10500	0	0
Royal Caribbean Cruises Ltd	COM	V7780T103	2502	 55525	SH		SOLE		55525	0	0
RPC Inc.			COM	749660106	2241	 85087	SH		SOLE		85087	0	0
Schering-Plough Corp. 6%	PFD CV	806605606	 649	 12070	SH		SOLE		12070	0	0
Schlumberger Ltd.		COM	806857108	1173	 12075	SH		SOLE		12075	0	0
Scottish Power PLC	      SPON ADR	81013T705	 626	 16750	SH		SOLE		16750	0	0
ServiceMaster Company		COM	81760N109	 698	 58400	SH		SOLE		58400	0	0
Shaw Group, Inc.		COM	820280105	1599	 54975	SH		SOLE		54975	0	0
Southern Peru Copper Corp	COM	84265V105	 509	  7600	SH		SOLE		 7600	0	0
Technology Select Sector SPDR  SBI INT	81369Y803	3851	184255	SH		SOLE	       184255	0	0
Travelers Pty Casual 4.5%     NT CV JR	89420G307	 261	 10500	SH		SOLE		10500	0	0
Tyco International		COM	902124106	2586	 89600	SH		SOLE		89600	0	0
United Technologies Corp.	COM	913017109	2980	 53300	SH		SOLE		53300	0	0
Univision Comm Inc.		CL A	914906102	2521	 85775	SH		SOLE		85775	0	0
Verizon Communications		COM 	92343V104	2056	 68250	SH		SOLE		68250	0	0
Vulcan Materials Company	COM	929160109	2251	 33225	SH		SOLE		33225	0	0
Weyerhaeuser Company		COM	962166104	2140	 32265	SH		SOLE		32265	0	0
Williams-Sonoma, Inc.		COM	969904101	 830	 41725	SH		SOLE		41725	0	0


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